Summary of Information about Stock Options Outstanding (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Shares	11,010,806	7,027,658
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	7 years 11 months 19 days	7 years 3 months 25 days
Options Outstanding, Weighted-Average Exercise Price	$ 1.76	$ 2.57
Options Exercisable, Shares	5,997,540	4,975,174
Options Exercisable, Weighted- Average Exercise Price	$ 2.59	$ 2.67
Exercise Price 0.30
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 0.30
Options Outstanding, Shares	88,648
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	9 years 6 months 11 days
Options Outstanding, Weighted-Average Exercise Price	$ 0.30
Options Exercisable, Shares	12,312
Options Exercisable, Weighted- Average Exercise Price	$ 0.30
Exercise Price 0.36
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 0.36	$ 0.36
Options Outstanding, Shares	48,399	48,399
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	9 years 4 months 6 days	9 years 10 months 2 days
Options Outstanding, Weighted-Average Exercise Price	$ 0.36	$ 0.36
Options Exercisable, Shares	9,410	1,344
Options Exercisable, Weighted- Average Exercise Price	$ 0.36	$ 0.36
Exercise Price 0.37
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 0.37	$ 0.37
Options Outstanding, Shares	4,017,257	25,000
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	9 years 9 months 7 days	9 years 10 months 2 days
Options Outstanding, Weighted-Average Exercise Price	$ 0.37	$ 0.37
Options Exercisable, Shares	103,397	0
Options Exercisable, Weighted- Average Exercise Price	$ 0.37	$ 0.37
Exercise Price 0.85
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 0.85	$ 0.85
Options Outstanding, Shares	136,785	136,785
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	8 years 4 months 6 days	8 years 10 months 2 days
Options Outstanding, Weighted-Average Exercise Price	$ 0.85	$ 0.85
Options Exercisable, Shares	72,192	49,394
Options Exercisable, Weighted- Average Exercise Price	$ 0.85	$ 0.85
Exercise Price 1.30
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 1.30	$ 1.30
Options Outstanding, Shares	100,000	100,000
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	8 years 3 months 7 days	8 years 9 months 7 days
Options Outstanding, Weighted-Average Exercise Price	$ 1.30	$ 1.30
Options Exercisable, Shares	50,000	31,250
Options Exercisable, Weighted- Average Exercise Price	$ 1.30	$ 1.30
Exercise price 2.23
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price		$ 2.23
Options Outstanding, Shares		97,757
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)		3 months
Options Outstanding, Weighted-Average Exercise Price		$ 2.23
Options Exercisable, Shares		97,757
Options Exercisable, Weighted- Average Exercise Price		$ 2.23
Exercise Price 2.40
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 2.40	$ 2.40
Options Outstanding, Shares	5,097,075	5,097,075
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	6 years 8 months 16 days	7 years 2 months 16 days
Options Outstanding, Weighted-Average Exercise Price	$ 2.40	$ 2.40
Options Exercisable, Shares	4,485,864	3,752,444
Options Exercisable, Weighted- Average Exercise Price	$ 2.40	$ 2.40
Exercise Price 2.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 2.90	$ 2.90
Options Outstanding, Shares	1,420,259	1,420,259
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	7 years 6 months 25 days	8 years 25 days
Options Outstanding, Weighted-Average Exercise Price	$ 2.90	$ 2.90
Options Exercisable, Shares	1,161,982	940,602
Options Exercisable, Weighted- Average Exercise Price	$ 2.90	$ 2.90
Exercise price 8.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 8.00	$ 8.00
Options Outstanding, Shares	65,000	65,000
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	4 years 25 days	4 years 6 months 25 days
Options Outstanding, Weighted-Average Exercise Price	$ 8.00	$ 8.00
Options Exercisable, Shares	65,000	65,000
Options Exercisable, Weighted- Average Exercise Price	$ 8.00	$ 8.00
Exercise price 19.38
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Exercise Price	$ 19.38	$ 19.38
Options Outstanding, Shares	37,383	37,383
Options Outstanding, Weighted- Average Remaining Contractual Life (Years)	1 year 9 months 11 days	2 years 3 months 11 days
Options Outstanding, Weighted-Average Exercise Price	$ 19.38	$ 19.38
Options Exercisable, Shares	37,383	37,383
Options Exercisable, Weighted- Average Exercise Price	$ 19.38	$ 19.38